Balance sheet details - Schedule of Prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Prepaid expenses:
Prepaid software	$ 531	$ 469
Prepaid rent	151	187
Prepaid commissions	84	102
Prepaid services	125	179
Other	156	133
Other current assets:
Security deposits	52	173
Unbilled receivables	17	10
Total prepaid expenses and other current assets	$ 1,116	$ 1,253